Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share

The following table sets forth the calculation of basic and diluted loss per share for the periods indicated:

	Six Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$31,408	$9,616	$18,026	$6,199
Dividend accumulated on preferred shares during the period	$—	$824	$—	$216
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$31,408	$10,440	$18,026	$6,415
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	15,528,826	5,755,714	15,784,393	9,204,405
Basic and diluted net loss per ordinary share	$2.02	$1.81	$1.14	$0.70